INTEREST AND OTHER FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Interest And Other Financing Costs [Abstract]
Summary of interest and other finance costs

	Year ended December 31,
	2024	2023
Interest	$572.7	$532.7
Termination of hedged arrangements	17.2	8.7
Amortization of deferred financing costs	22.7	18.6
Accretion of landfill closure and post-closure obligations	41.5	34.4
Other finance costs	20.8	32.8
Interest and other finance costs	$674.9	$627.2